Reinsurance Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Arising From Re Insurance Contracts [abstract]
Reinsurance assets, current	€ 13	€ 12